Condensed Interim Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Condensed Interim Consolidated Balance Sheets [Abstract]
Provision for doubtful accounts	$ 20	$ 20